Annual Fund Operating Expenses	Apr. 29, 2025
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.48%
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.23%
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.23%
Invesco EQV European Small Company Fund | Invesco EQV European Small Company Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.12%
Invesco EQV International Small Company Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.50%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.55%
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.50%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	2.30%
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	1.30%
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.13%
Invesco EQV International Small Company Fund | Invesco EQV International Small Company Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.02%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.23%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.52%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.02%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.97%
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[4]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.90%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[5]
Expenses (as a percentage of Assets)	1.25%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%	[5]
Expenses (as a percentage of Assets)	2.00%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%	[5]
Expenses (as a percentage of Assets)	1.50%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[5]
Expenses (as a percentage of Assets)	1.00%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.88%
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[5]
Expenses (as a percentage of Assets)	0.81%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class Y , Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.
[4]	“Other Expenses” have been restated to reflect current fees.
[5]	“Other Expenses” have been restated to reflect current fees.